Note 32 - Subsequent Events - Assets and Liabilities Assumed (Details) - Jan. 21, 2019 - Saudi Steel Pipe Company [member] - Major business combination [member] ر.س in Millions, $ in Millions	USD ($)	SAR (ر.س)
Statement Line Items [Line Items]
Property, Plant and Equipment	$ 180	ر.س 675
Intangible assets	74	278
Investment in associated	21	77
Working capital	45	168
Cash and Cash Equivalents	8	32
Other Receivables	3	11
Borrowings	(81)	(304)
Employees end of service benefits	(16)	(59)
Net assets acquired	$ 234	ر.س 878